CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash	¥ 3,292,698	$ 504,628	¥ 2,294,904
Restricted cash	2,258	346	66,169
Short-term investments	7,469,213	1,144,707	7,645,686
Accounts receivable (net of allowance for credit losses of RMB21,952 and RMB26,798 as of December 31, 2019 and 2020, respectively)	290,480	44,518	266,437
Prepayments and other current assets	492,980	75,552	669,208
Total current assets	11,547,629	1,769,751	10,942,404
Non-current assets:
Time deposits	719,189	110,221
Long-term investments	1,576,250	241,571	1,482,544
Property and equipment, net	273,157	41,863	271,932
Goodwill	1,036,124	158,793	1,036,124
Intangible assets, net	163,503	25,058	203,162
Right-of-use assets	307,869	47,183	320,809
Other long-term assets	13,946	2,137	10,420
Deferred tax assets	38,013	5,826	22,147
Total non-current assets	4,128,051	632,652	3,347,138
Total assets	15,675,680	2,402,403	14,289,542
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB95,671 and RMB180,621 as of December 31, 2019 and 2020, respectively):
Accounts payable	83,087	12,733	48,114
Salary and employee related accruals	182,565	27,979	162,775
Taxes payable	172,254	26,399	267,596
Advances from customers	1,158,604	177,564	1,108,518
Lease liabilities, current	34,952	5,357	34,817
Other payables and accruals	1,178,955	180,683	1,211,642
Total current liabilities	2,810,417	430,715	2,833,462
Non-current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB109,909 and RMB112,714 as of December 31, 2019 and 2020, respectively):
Lease liabilities, non-current	44,949	6,889	50,763
Deferred tax liabilities	232,087	35,569	214,307
Total non-current liabilities	277,036	42,458	265,070
Total liabilities	3,087,453	473,173	3,098,532
Commitments and contingencies
Mezzanine equity:
Redeemable non-controlling interests	189,811	29,090	216,974
Shareholders' equity:
Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 66,784,688 and 67,406,657 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	54	8	53
Additional paid-in capital	5,206,154	797,878	4,901,466
Statutory reserves	18,474	2,831	17,930
Accumulated other comprehensive income	276,975	42,448	254,524
Retained earnings	6,871,090	1,053,041	5,774,358
Total 51job, Inc. shareholders' equity	12,372,747	1,896,206	10,948,331
Non-controlling interests	25,669	3,934	25,705
Total equity	12,398,416	1,900,140	10,974,036
Total liabilities, mezzanine equity and equity	¥ 15,675,680	$ 2,402,403	¥ 14,289,542